Financial Information as per operating segments (Details 4) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue		$ 1,698,360,794	$ 1,558,897,708	$ 1,498,371,715
Alcoholic business [Member]
Revenue		1,158,451,078	1,041,923,724	1,040,145,164
Non-alcoholic business [Member]
Revenue		519,946,103	493,397,317	429,844,632
Other business [Member]
Revenue	[1]	$ 19,963,613	$ 23,576,667	$ 28,381,919

[1]	Others consist mainly of sales of by-products and packaging including bottles, pallets, and glasses.